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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1545-12/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]
                                Joseph J. Gasper

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-3.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 10. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:

   Investments at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         68,377 shares (cost $1,816,554) ................................   $ 1,662,235

      Van Kampen LIT - Enterprise Fund (VKEnt)
         1,238,594 shares (cost $16,701,408) ............................    16,250,355

      Van Kampen LIT - Government Fund (VKGov)
         425,165 shares (cost $3,925,054) ...............................     4,060,328

      Van Kampen LIT - Money Market Fund (VKMMkt)
         2,136,018 shares (cost $2,136,018) .............................     2,136,018

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         51,138 shares (cost $633,811) ..................................       796,732
                                                                            -----------
            Total investments ...........................................    24,905,668

   Accounts receivable ..................................................            46
                                                                            -----------
            Total assets ................................................    24,905,714

Accounts payable ........................................................            --
                                                                            -----------
Contract owners' equity (note 4) ........................................   $24,905,714
                                                                            ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                        Total         VKEmGr       VKEnt        VKGov        VKMMkt    VKUSRealEst
                                                    ------------   ----------   ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends .........................   $    343,599           --       88,380      242,850       12,369          --
   Mortality and expense risk charges (note 2)...       (342,217)     (25,133)    (214,531)     (65,144)     (28,489)     (8,920)
                                                    ------------   ----------    ---------   ----------   ----------     -------
      Net investment income (loss) ..............          1,382      (25,133)    (126,151)     177,706      (16,120)     (8,920)
                                                    ------------   ----------    ---------   ----------   ----------     -------

   Proceeds from mutual fund shares sold ........      8,471,949      988,975    4,561,770    1,626,428    1,243,353      51,423
   Cost of mutual fund shares sold ..............    (13,118,291)  (1,365,752)  (8,867,766)  (1,596,461)  (1,243,353)    (44,959)
                                                    ------------   ----------    ---------   ----------   ----------     -------
      Realized gain (loss) on investments .......     (4,646,342)    (376,777)  (4,305,996)      29,967           --       6,464
   Change in unrealized gain (loss)
      on investments ............................      8,827,382      835,943    7,974,325     (196,463)          --     213,577
                                                    ------------   ----------    ---------   ----------   ----------     -------
      Net gain (loss) on investments ............      4,181,040      459,166    3,668,329     (166,496)          --     220,041
                                                    ------------   ----------    ---------   ----------   ----------     -------
   Reinvested capital gains .....................             --           --           --           --           --          --
                                                    ------------   ----------    ---------   ----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  4,182,422      434,033    3,542,178       11,210      (16,120)    211,121
                                                    ============   ==========    =========   ==========   ==========     =======

See accompanying notes to financial statements.

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31,2003 and 2002

                                                          Total                     VKEmGr
                                                -------------------------   ----------------------
                                                    2003          2002         2003         2002
                                                -----------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $     1,382       543,887     (25,133)     (28,894)
   Realized gain (loss) on investments ......    (4,646,342)  (11,105,925)   (376,777)  (1,891,086)
   Change in unrealized gain (loss)
      on investments ........................     8,827,382     1,654,305     835,943      562,609
   Reinvested capital gains .................            --       112,589          --           --
                                                -----------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     4,182,422    (8,795,144)    434,033   (1,357,371)
                                                -----------   -----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       127,585       189,577       6,167       10,383
   Transfers between funds ..................            --            --      47,668      906,182
   Redemptions (note 3) .....................    (6,698,503)  (11,440,168)   (926,632)  (1,191,095)
   Annuity benefits .........................        (7,320)      (11,676)         --           --
   Annual contract maintenance charges
      (note 2) ..............................       (27,876)      (37,934)     (2,168)      (3,438)
   Contingent deferred sales charges
      (note 2) ..............................        (2,597)      (13,330)       (251)      (1,844)
   Adjustments to maintain reserves .........          (164)       (9,318)         31          (47)
                                                -----------   -----------   ---------   ----------
         Net equity transactions ............    (6,608,875)  (11,322,849)   (875,185)    (279,859)
                                                -----------   -----------   ---------   ----------

Net change in contract owners' equity .......    (2,426,453)  (20,117,993)   (441,152)  (1,637,230)
Contract owners' equity beginning
   of period ................................    27,332,167    47,450,160   2,103,419    3,740,649
                                                -----------   -----------   ---------   ----------
Contract owners' equity end of period .......   $24,905,714    27,332,167   1,662,267    2,103,419
                                                ===========    ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,131,704     1,565,961     120,729      143,067
                                                -----------   -----------   ---------   ----------
   Units purchased ..........................        86,129       229,228       4,533       74,579
   Units redeemed ...........................      (342,144)     (663,485)    (49,355)     (96,917)
                                                -----------   -----------   ---------   ----------
   Ending units .............................       875,689     1,131,704      75,907      120,729
                                                ===========    ==========   =========   ==========

                                                         VKEnt                     VKGov
                                                ------------------------   -----------------------
                                                   2003          2002          2003         2002
                                                ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (126,151)      300,794      177,706      261,761
   Realized gain (loss) on investments ......   (4,305,996)   (8,879,889)      29,967     (150,098)
   Change in unrealized gain (loss)
      on investments ........................    7,974,325       688,792     (196,463)     286,697
   Reinvested capital gains .................           --        95,785           --           --
                                                ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    3,542,178    (7,794,518)      11,210      398,360
                                                ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       84,632       128,285       15,336       11,669
   Transfers between funds ..................     (585,332)   (3,602,146)     (44,020)     977,233
   Redemptions (note 3) .....................   (3,437,591)   (6,626,136)  (1,481,486)  (1,752,524)
   Annuity benefits .........................       (2,006)       (5,160)      (2,415)      (3,503)
   Annual contract maintenance charges
      (note 2) ..............................      (19,617)      (26,175)      (3,966)      (4,892)
   Contingent deferred sales charges
      (note 2) ..............................         (770)       (5,513)      (1,301)      (2,553)
   Adjustments to maintain reserves .........         (161)       (2,423)        (160)      (6,908)
                                                ----------   -----------   ----------   ----------
         Net equity transactions ............   (3,960,845)  (10,139,268)  (1,518,012)    (781,478)
                                                ----------   -----------   ----------   ----------
Net change in contract owners' equity .......     (418,667)  (17,933,786)  (1,506,802)    (383,118)
Contract owners' equity beginning
   of period ................................   16,669,010    34,602,796    5,567,059    5,950,177
                                                ----------   -----------   ----------   ----------
Contract owners' equity end of period .......   16,250,343    16,669,010    4,060,257    5,567,059
                                                ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      575,192       947,320      264,943      290,078
                                                ----------   -----------   ----------   ----------
   Units purchased ..........................       15,457         4,727        4,078       32,550
   Units redeemed ...........................     (139,337)     (376,855)     (76,748)     (57,685)
                                                ----------   -----------   ----------   ----------
   Ending units .............................      451,312       575,192      192,273      264,943
                                                ==========   ===========   ==========   ==========

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                             VKMMkt              VKUSRealEst
                                                    -----------------------   -----------------
                                                       2003         2002        2003      2002
                                                    ----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .................   $  (16,120)      (1,880)   (8,920)   12,106
   Realized gain (loss) on investments ..........           --     (199,732)    6,464    14,880
   Change in unrealized gain (loss)
      on investments ............................           --      188,153   213,577   (71,946)
   Reinvested capital gains .....................           --        2,733        --    14,071
                                                    ----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................      (16,120)     (10,726)  211,121   (30,889)
                                                    ----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................        7,814       34,349    13,636     4,891
   Transfers between funds ......................      570,903    1,424,154    10,781   294,577
   Redemptions (note 3) .........................     (804,668)  (1,823,344)  (48,126)  (47,069)
   Annuity benefits .............................       (2,899)      (3,013)       --        --
   Annual contract maintenance charges
      (note 2) ..................................       (1,630)      (2,909)     (495)     (520)
   Contingent deferred sales charges
      (note 2) ..................................          (35)      (3,177)     (240)     (243)
   Adjustments to maintain reserves .............          128           66        (2)       (6)
                                                    ----------   ----------   -------   -------
         Net equity transactions ................     (230,387)    (373,874)  (24,446)  251,630
                                                    ----------   ----------   -------   -------

Net change in contract owners' equity ...........     (246,507)    (384,600)  186,675   220,741
Contract owners' equity beginning
   of period ....................................    2,382,623    2,767,223   610,056   389,315
                                                    ----------   ----------   -------   -------
Contract owners' equity end of period ...........   $2,136,116    2,382,623   796,731   610,056
                                                    ==========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................      140,312      166,419    30,528    19,077
                                                    ----------   ----------   -------   -------
   Units purchased ..............................       60,985      104,366     1,076    13,006
   Units redeemed ...............................      (74,475)    (130,473)   (2,229)   (1,555)
                                                    ----------   ----------   -------   -------
   Ending units .................................      126,822      140,312    29,375    30,528
                                                    ==========   ==========   =======   =======

See accompanying notes to financial statements.

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                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                            December 31,2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                  Van Kampen LIT - Enterprise Fund (VKEnt)
                  Van Kampen LIT - Government Fund (VKGov)
                  Van Kampen LIT - Money Market Fund (VKMMkt)

               Portfolio of the Van Kampen Universal Institutional Funds Inc. (Van Kampen UIF);
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds. Effective May 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Van Kampen Life Investment Trust (LIT)
          - Asset Allocation Fund, Van Kampen LIT - Domestic Income Fund and Van Kampen LIT - Global Equity Fund were liquidated and exchanged into the Van Kampen LIT - Enterprise Fund, Van Kampen LIT - Government Fund and Van Kampen LIT - Money Market Fund, respectively.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners' contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $22,543 and $51,429 respectively, and total transfers from the Account to the fixed account were $167,078 and $694,498, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2003.

                                                     Contract                                             Investment
                                                     Expense                   Unit         Contract        Income      Total
                                                       Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   ---------   ----------   --------------   ----------   ---------
     Van Kampen LIT - Emerging Growth Fund
        2003 .....................................     1.30%       75,907   $21.898731    $ 1,662,267        0.00%       25.69%
        2002 .....................................     1.30%      120,729    17.422649      2,103,419        0.46%      -33.36%
        2001 .....................................     1.30%      143,067    26.146206      3,740,659        0.09%      -32.39%
        2000 .....................................     1.30%      191,985    38.671932      7,424,431        0.00%      -11.32%
        1999 .....................................     1.30%      181,026    43.607260      7,894,048        0.00%      101.73%
     Van Kampen LIT - Enterprise Fund
        2003 .....................................     1.30%      451,312    35.982648     16,239,401        0.54%       24.24%
        2002 .....................................     1.30%      575,192    28.961313     16,658,316        2.40%      -30.25%
        2001 .....................................     1.30%      947,320    36.502713     34,579,750        1.89%      -12.17%
        2000 .....................................     1.30%    1,137,796    42.300237     48,129,040        1.79%       -8.80%
        1999 .....................................     1.30%    1,362,255    46.942757     63,948,005        1.62%       13.89%
     Van Kampen LIT - Government Fund
        2003 .....................................     1.30%      192,273    21.025728      4,042,680        5.05%        0.42%
        2002 .....................................     1.30%      264,943    20.937264      5,547,182        5.93%        8.19%
        2001 .....................................     1.30%      290,078    20.414430      5,921,777        6.59%        7.03%
        2000 .....................................     1.30%      308,461    19.044476      5,874,478        7.25%        7.85%
        1999 .....................................     1.30%      412,174    17.685429      7,289,474        7.02%       -4.00%
     Van Kampen LIT - Money Market Fund
        2003 .....................................     1.30%      126,822    16.762369      2,125,837        0.55%       -0.74%
        2002 .....................................     1.30%      140,312    16.886735      2,369,412        1.34%       -0.10%
        2001 .....................................     1.30%      166,419    16.530745      2,751,030        3.65%       -6.87%
        2000 .....................................     1.30%      157,221    16.755821      2,634,368        3.77%       -5.61%
        1999 .....................................     1.30%      386,448    16.351333      6,318,943        3.90%       15.83%
     Van Kampen UIF - U.S. Real Estate Portfolio -
        Class A
        2003 .....................................     1.30%       29,375    27.122769        796,731        0.00%       35.73%
        2002 .....................................     1.30%       30,528    19.983480        610,056        3.86%       -2.08%
        2001 .....................................     1.30%       19,077    20.407346        389,311        4.11%        8.41%
        2000 .....................................     1.30%       16,164    18.824987        304,287        6.32%        3.94%
        1999 .....................................     1.30%       20,488    14.892896        305,126        6.71%       -4.63%
                                                                                          -----------
     2003   Reserves for annuity contracts in payout phase: ...........................        38,798
                                                                                          -----------
     2003   Contract owners' equity ...................................................   $24,905,714
                                                                                          ===========
     2002   Reserves for annuity contracts in payout phase: ...........................        43,782
                                                                                          -----------
     2002   Contract owners' equity ...................................................   $27,332,167
                                                                                          ===========
     2001   Reserves for annuity contracts in payout phase: ...........................        67,633
                                                                                          -----------
     2001   Contract owners' equity ...................................................   $47,450,160
                                                                                          ===========
     2000   Reserves for annuity contracts in payout phase: ...........................        95,147
                                                                                          -----------
     2000   Contract owners' equity ...................................................   $64,461,751
                                                                                          ===========
     1999   Reserves for annuity contracts in payout phase: ...........................       123,660
                                                                                          -----------
     1999   Contract owners' equity ...................................................   $85,879,256
                                                                                          ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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                                       11

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NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
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                                                                     NATIONWIDE
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Insurance Company